UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2010

Item 1. Schedule of Investments.

CALVERT CAPITAL ACCUMULATION FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 98.0%	SHARES	VALUE
Auto Components - 2.5%
TRW Automotive Holdings Corp.*	86,100	$2,373,777

Capital Markets - 4.4%
Affiliated Managers Group, Inc.*	39,000	2,370,030
SEI Investments Co.	90,000	1,832,400
		4,202,430

Chemicals - 2.5%
Nalco Holding Co.	115,600	2,365,176

Computers & Peripherals - 2.6%
Teradata Corp.*	82,000	2,499,360

Diversified Consumer Services - 1.1%
ITT Educational Services, Inc.*	12,850	1,066,807

Diversified Financial Services - 2.4%
IntercontinentalExchange, Inc.*	20,200	2,283,206

Electronic Equipment & Instruments - 5.7%
Amphenol Corp.	66,700	2,619,976
Itron, Inc.*	45,800	2,831,356
		5,451,332

Energy Equipment & Services - 6.6%
FMC Technologies, Inc.*	49,600	2,611,936
Superior Energy Services, Inc.*	77,000	1,437,590
Unit Corp.*	56,400	2,289,276
		6,338,802

Food Products - 2.6%
Del Monte Foods Co.	171,800	2,472,202

Gas Utilities - 4.8%
Energen Corp.	42,800	1,897,324
Questar Corp.	58,900	2,679,361
		4,576,685

Health Care Equipment & Supplies - 4.9%
Hospira, Inc.*	52,400	3,010,380
Kinetic Concepts, Inc.*	45,800	1,672,158
		4,682,538

Health Care Providers & Services - 7.1%
AmerisourceBergen Corp.	59,900	1,901,825
Laboratory Corp. of America Holdings*	34,800	2,622,180
Lincare Holdings, Inc.*	69,550	2,261,071
		6,785,076

Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.	126,700	1,832,082

Household Durables - 2.0%
Tupperware Brands Corp.	47,800	1,904,830

Household Products - 2.6%
Church & Dwight Co., Inc.	39,100	2,451,961

IT Services - 8.0%
Fidelity National Information Services, Inc.	101,300	2,716,866
Syntel, Inc.	77,200	2,620,940
Wright Express Corp.*	79,800	2,370,060
		7,707,866

Leisure Equipment & Products - 1.6%
Polaris Industries, Inc.	28,800	1,573,056

Life Sciences - Tools & Services - 5.3%
Mettler-Toledo International, Inc.*	23,900	2,667,957
Waters Corp.*	36,700	2,374,490
		5,042,447

Machinery - 4.2%
SPX Corp.	31,400	1,658,234
WABCO Holdings, Inc.*	75,800	2,386,184
		4,044,418

Metals & Mining - 1.6%
Reliance Steel & Aluminum Co.	42,200	1,525,530

Multiline Retail - 4.0%
Dollar Tree, Inc.*	60,050	2,499,881
Nordstrom, Inc.	41,500	1,335,885
		3,835,766

Professional Services - 1.0%
Towers Watson & Co.	25,300	982,905

Semiconductors & Semiconductor Equipment - 5.3%
Hittite Microwave Corp.*	59,000	2,639,660
National Semiconductor Corp.	180,600	2,430,876
		5,070,536

Specialty Retail - 4.4%
GameStop Corp.*	78,500	1,475,015
Ross Stores, Inc.	51,800	2,760,422
		4,235,437

Textiles, Apparel & Luxury Goods - 4.3%
Deckers Outdoor Corp.*	19,300	2,757,391
Hanesbrands, Inc.*	55,700	1,340,142
		4,097,533

Trading Companies & Distributors - 2.5%
WESCO International, Inc.*	70,300	2,367,001

Wireless Telecommunication Services - 2.1%
NII Holdings, Inc.*	63,500	2,065,020

Total Equity Securities (Cost $87,253,452)		93,833,779

HIGH SOCIAL IMPACT INVESTMENTS - 1.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.76%, 7/1/11 (b)(i)(r)	$1,419,488	1,415,499

Total High Social Impact Investments (Cost $1,419,488)		1,415,499

TIME DEPOSIT - 2.2%
State Street Corp. Time Deposit, 0.01%, 7/1/10	2,148,695	2,148,695

Total Time Deposit (Cost $2,148,695)		2,148,695

TOTAL INVESTMENTS (Cost $90,821,635) - 101.7%		97,397,973
Other assets and liabilities, net - (1.7%)		(1,668,753)
NET ASSETS - 100%		$95,729,220
		=========

(b) This security was valued by the Board of Directors. See Note A.
(i) Restricted securities represent 1.5% of the net assets of the fund.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.76%, 7/1/11	7/1/08	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 96.1%	SHARES	VALUE
Australia - 2.3%
Amcor Ltd. (ADR)	7,558	$160,230
Australia & New Zealand Banking Group Ltd. (ADR)	11,598	208,764
BlueScope Steel Ltd.*	642,806	1,128,038
Computershare Ltd. (ADR)	956	8,767
CSL Ltd. (ADR)	3,372	46,062
Lend Lease Group (ADR)	1,151	6,952
National Australia Bank Ltd. (ADR)	27,938	546,188
Santos Ltd.	190,373	2,013,053
Sims Metal Management Ltd. (ADR)	35,685	505,299
Telstra Corp Ltd. (ADR)	41,714	571,065
Westpac Banking Corp.	94,479	1,680,722
Westpac Banking Corp. (ADR)	4,825	427,399
Woodside Petroleum Ltd. (ADR)	1,569	55,150
		7,357,689

Austria - 0.5%
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	48,723	1,499,990

Belgium - 0.2%
Ageas (ADR)	15,186	32,802
Delhaize Group SA (ADR)	9,383	680,267
		713,069

Bermuda - 0.2%
Signet Jewelers Ltd.*	27,011	742,803

Brazil - 1.1%
BM&FBOVESPA SA	187,693	1,213,318
Natura Cosmeticos SA	104,499	2,329,382
Tractebel Energia SA (ADR)	812	9,833
		3,552,533

Canada - 6.2%
Brookfield Properties Corp.	50,342	706,802
Canadian National Railway Co.	128,124	7,370,558
EnCana Corp.	68,816	2,091,960
Loblaw Co.'s Ltd.	74,000	2,694,017
Potash Corporation of Saskatchewan, Inc.	44,974	3,878,558
Suncor Energy, Inc.	68,000	2,008,807
Thomson Reuters Corp.	38,100	1,368,733
		20,119,435

Chile - 0.4%
Banco Santander Chile (ADR)	19,491	1,307,651

China - 2.0%
China Merchants Bank Co. Ltd.	446,915	1,067,856
China Southern Airlines Co. Ltd. (ADR)*	7,468	154,588
CNinsure, Inc. (ADR)	75,100	1,948,094
Ctrip.com International Ltd. (ADR)*	55,500	2,084,580
Mindray Medical International Ltd. (ADR)	36,600	1,149,972
		6,405,090

Colombia - 0.7%
BanColombia SA (ADR)	47,228	2,367,540

Denmark - 2.9%
Danske Bank A/S (ADR)*	5,062	48,848
H Lundbeck A/S (ADR)	1,582	21,373
Novo Nordisk A/S, Series B	67,108	5,440,867
Novo Nordisk A/S (ADR)	9,941	805,420
Novozymes A/S (ADR)	361	38,537
Torm A/S (ADR)*	4,887	36,262
Vestas Wind Systems A/S*	56,071	2,342,620
Vestas Wind Systems A/S (ADR)*	38,746	535,082
		9,269,009

Finland - 0.1%
Metso Oyj (ADR)	845	27,302
Stora Enso Oyj (ADR)	19,230	138,456
		165,758

France - 8.6%
Air France-KLM (ADR)*	4,258	51,181
Air Liquide SA	23,762	2,398,803
Air Liquide SA (ADR)	7,624	154,468
AXA SA (ADR)	123,015	1,875,979
BNP Paribas	45,580	2,446,055
BNP Paribas (ADR)	14,326	393,822
Carrefour SA (ADR)	43,505	343,689
Cie Generale d'Optique Essilor International SA (ADR)	646	19,219
Compagnie Generale des Etablissements Michelin (ADR)	623	8,797
Credit Agricole SA (ADR)	6,659	34,294
Dassault Systemes SA	38,521	2,342,932
France Telecom SA (ADR)	53,371	923,852
Gemalto NV	50,931	1,914,970
Groupe Danone	47,866	2,569,097
Lafarge SA	44,475	2,417,077
Lafarge SA (ADR)	4,187	54,682
L'Oreal SA (ADR)	16,042	312,498
Publicis Groupe	15,100	603,292
Publicis Groupe SA (ADR)	7,464	148,907
Sanofi-Aventis SA (s)	47,723	2,892,425
Sanofi-Aventis SA (ADR)	74,389	2,236,133
Schneider Electric SA	26,409	2,686,534
Schneider Electric SA (ADR)	3,316	34,155
SCOR SE (ADR)	3,859	7,255
Veolia Environnement (ADR)	37,609	878,922
		27,749,038

Germany - 3.4%
Adidas AG	48,540	2,354,805
Adidas AG (ADR)	2,407	58,129
Allianz SE (ADR)	106,546	1,048,413
Deutsche Bank AG	18,426	1,047,054
Deutsche Post AG (ADR)	1,480	21,371
Merck KGaA (ADR)	2,161	52,944
SAP AG	92,848	4,145,011
Volkswagen AG, Preferred	24,242	2,133,103
Volkswagen AG (ADR):
Common	5,711	97,944
Preferred	1,023	18,209
		10,976,983

Greece - 0.0%
Alpha Bank AE (ADR)*	5,753	7,594
National Bank of Greece SA (ADR)*	23,679	51,383
		58,977

Guernsey - 0.9%
Amdocs Ltd.*	103,397	2,776,209

Hong Kong - 3.0%
Bank of East Asia Ltd. (ADR)	19,928	73,136
China Merchants Holdings International Co. Ltd.	298,000	986,802
Hang Lung Properties Ltd.	612,989	2,362,791
Hang Lung Properties Ltd. (ADR)	124,952	2,377,837
Hang Seng Bank Ltd. (ADR)	3,971	52,854
Hengdeli Holdings Ltd.	3,472,000	1,499,327
Hong Kong Exchanges and Clearing Ltd.	152,746	2,385,711
Hong Kong Exchanges and Clearing Ltd. (ADR)	2,734	42,897
MTR Corp. (ADR)	282	9,489
		9,790,844

India - 0.4%
HDFC Bank Ltd. (ADR)	1,058	151,262
Infosys Technologies Ltd. (ADR)	19,935	1,194,306
Patni Computer Systems Ltd. (ADR)	3,356	76,617
		1,422,185

Indonesia - 1.0%
Bank Mandiri Tbk PT	4,597,000	2,993,144
Indosat Tbk PT (ADR)	3,125	84,813
		3,077,957

Ireland - 0.2%
Allied Irish Banks plc (ADR)*	248,296	541,285
Experian plc (ADR)	8,753	77,639
		618,924

Israel - 0.5%
Bezeq Israeli Telecommunication Corp Ltd.	769,270	1,687,139

Italy - 0.8%
Intesa Sanpaolo SpA	656,704	1,738,123
Luxottica Group SpA (ADR)	27,553	663,752
Telecom Italia SpA (ADR)	15,435	169,939
		2,571,814

Japan - 14.1%
ACom Co. Ltd. (ADR)	2,712	8,787
Aeon Co. Ltd. (ADR)	6,053	64,162
Asahi Glass Co. Ltd. (ADR)	1,015	9,724
Bank of Yokohama Ltd.	486,741	2,220,175
Bank of Yokohama Ltd. (ADR)	205	9,516
Brother Industries Ltd. (ADR)	85	8,819
Canon, Inc.	35,700	1,329,652
Central Japan Railway Co. (ADR)	1,405	11,662
Dai Nippon Printing Co. Ltd. (ADR)	49,703	574,567
Dai-ichi Life Insurance Co. Ltd.	2,425	3,331,569
Daiwa House Industry Co. Ltd. (ADR)	725	65,409
Denso Corp. (ADR)	482	53,863
East Japan Railway Co. (ADR)	5,313	58,868
Eisai Co. Ltd. (ADR)	255	8,568
Fanuc Ltd.	14,495	1,624,541
Fujitsu Ltd. (ADR)	896	28,314
Honda Motor Co. Ltd. (ADR)	63,287	1,819,501
Kao Corp. (ADR)	21,215	493,249
Kobe Steel Ltd. (ADR)	1,027	9,695
Konami Corp. (ADR)	565	8,882
Kubota Corp. (ADR)	8,633	331,680
Minebea Co. Ltd. (ADR)	948	10,475
Mitsubishi Estate Co. Ltd. (ADR)	890	123,042
Mitsui Fudosan Co. Ltd.	140,256	1,958,837
Mizuho Financial Group, Inc. (ADR)	172,326	560,060
MS&AD Insurance Group Holdings (ADR)	17,725	190,544
Nikon Corp. (ADR)	47	8,143
Nintendo Co. Ltd. (ADR)	65,833	2,453,728
Nippon Telegraph & Telephone Corp. (ADR)	118,271	2,405,632
Nippon Yusen Kabushiki Kaisha	588,000	2,133,152
Nippon Yusen KK (ADR)	43,340	320,716
Nissan Motor Co. Ltd. (ADR)*	12,908	178,905
Nitto Denko Corp. (ADR)	103	34,299
Nomura Holdings, Inc.	383,485	2,097,228
NSK Ltd. (ADR)	382	26,939
NTT DoCoMo, Inc.	1,607	2,427,681
NTT DoCoMo, Inc. (ADR)	59,648	899,492
ORIX Corp. (ADR)	6,474	233,258
Panasonic Corp.	188,716	2,354,069
Panasonic Corp. (ADR)	53,495	670,292
Ricoh Co. Ltd.	141,000	1,790,194
Ricoh Co. Ltd. (ADR)	1,223	79,067
Secom Co. Ltd. (ADR)	592	52,913
Sega Sammy Holdings, Inc. (ADR)	24,730	87,791
Sekisui House Ltd.	193,000	1,652,904
Sekisui House Ltd. (ADR)	27,573	233,268
Sharp Corp. (ADR)	4,554	48,136
Shiseido Co. Ltd. (ADR)	7,484	164,648
Sony Corp. (ADR)	55,386	1,477,698
Sumitomo Trust & Banking Co. Ltd. (ADR)	69,691	356,818
Teijin Ltd. (ADR)	283	8,334
Tokyo Gas Co. Ltd.	698,118	3,188,463
Toray Industries, Inc. (ADR)	516	24,613
TOTO Ltd. (ADR)	299	19,794
Toyota Motor Corp.	89,794	3,084,819
Toyota Motor Corp. (ADR)	29,014	1,989,490
Trend Micro, Inc. (ADR)	494	13,363
		45,430,008

Luxembourg - 0.7%
SES SA (FDR)	100,791	2,104,165

Mexico - 0.7%
America Movil SAB de CV (ADR), Series L	31,043	1,474,543
Gruma SAB de CV (ADR)*	6,404	38,488
Grupo Televisa SA (ADR)	45,169	786,392
		2,299,423

Netherlands - 5.0%
AEGON NV, NY Shares*	73,349	387,283
ASML Holding NV	81,071	2,237,614
ING Groep NV (ADR)*	174,572	1,293,579
ING Groep NV (CVA)*	407,980	3,044,396
Koninklijke KPN NV	59,900	768,731
Koninklijke Philips Electronics NV:
Common	105,593	3,163,406
NY Shares	101,861	3,039,532
Reed Elsevier NV (ADR)	40,922	900,693
TNT NV (ADR)	10,505	265,251
Unilever NV, NY Shares	33,821	923,990
Wolters Kluwer NV (ADR)	7,699	145,896
		16,170,371

Norway - 2.0%
DnB NOR ASA	257,967	2,490,878
Petroleum Geo-Services ASA*	192,737	1,614,371
Petroleum Geo-Services ASA (ADR)*	7,560	64,033
Statoil ASA (ADR)	116,809	2,236,892
Tomra Systems ASA (ADR)	2,073	8,603
Yara International ASA (ADR)	4,687	131,283
		6,546,060

Singapore - 0.8%
City Developments Ltd. (ADR)	2,336	18,267
Oversea-Chinese Banking Corp. Ltd.	420,830	2,652,775
		2,671,042

South Africa - 1.2%
African Bank Investments Ltd. (ADR)	503	9,909
Aspen Pharmacare Holdings Ltd.*	250,669	2,487,630
Nedbank Group Ltd. (ADR)	1,190	37,949
Telkom SA Ltd. (ADR)	539	10,624
Tiger Brands Ltd. (ADR)	1,709	38,436
Truworths International Ltd.	203,400	1,423,288
		4,007,836

South Korea - 0.7%
KT Corp. (ADR)	109,224	2,093,824

Spain - 2.1%
Banco Santander SA (ADR)	162,114	1,702,197
Inditex SA	39,591	2,256,799
Telefonica SA	155,046	2,877,672
		6,836,668

Sweden - 2.1%
Atlas Copco AB, Series B	144,543	1,925,353
Atlas Copco AB (ADR)	6,566	95,535
Hennes & Mauritz AB, B Shares	156,454	4,326,626
Hennes & Mauritz AB (ADR)	18,928	104,293
Sandvik AB (ADR)	2,376	28,821
SKF AB (ADR)	1,124	20,232
Telefonaktiebolaget LM Ericsson (ADR)	32,015	352,805
		6,853,665

Switzerland - 8.7%
Credit Suisse Group AG	44,963	1,690,349
Credit Suisse Group AG (ADR)	28,642	1,072,070
Julius Baer Group Ltd.	42,873	1,220,969
Logitech International SA*	119,234	1,619,863
Novartis AG	85,212	4,135,334
Novartis AG (ADR)	54,611	2,638,803
Roche Holding AG	54,913	7,542,951
Roche Holding AG (ADR)	68,675	2,355,552
Sonova Holding AG	18,697	2,293,450
Swiss Reinsurance (ADR)	3,585	146,483
Zurich Financial Services AG	11,038	2,423,637
Zurich Financial Services AG (ADR)	34,388	754,816
		27,894,277

Taiwan - 0.7%
Chunghwa TeleCom Co. Ltd. (ADR)	50,330	990,998
Taiwan SemiCo.nductor Manufacturing Co. Ltd. (ADR)	128,063	1,249,895
		2,240,893

Turkey - 0.2%
Turkiye Garanti Bankasi AS	112,700	468,623

United Kingdom - 19.7%
Barclays plc	547,117	2,169,927
Barclays plc (ADR)	63,767	1,013,258
BG Group plc	223,246	3,306,057
BG Group plc (ADR)	32,481	2,426,331
British Airways plc (ADR)*	627	18,277
British Land Co. plc (ADR)	1,284	8,307
Bunzl plc (ADR)	354	17,845
Cairn Energy plc*	391,771	2,397,896
Capita Group plc	216,239	2,373,433
Centrica plc	665,581	2,932,138
Centrica plc (ADR)	49,142	868,831
Compass Group plc	322,548	2,448,151
Compass Group plc (ADR)	10,429	80,094
Cookson Group plc*	283,593	1,625,551
GlaxoSmithKline plc	202,324	3,430,195
GlaxoSmithKline plc (ADR)	35,889	1,220,585
HSBC Holdings plc (ADR)	41,050	1,871,469
Inchcape plc*	441,527	1,613,520
International Power plc (ADR)	1,347	60,885
J Sainsbury plc (ADR)	5,058	96,102
Johnson Matthey plc (ADR)	197	8,849
Kingfisher plc	1,216,487	3,776,721
Kingfisher plc (ADR)	21,509	134,216
Legal & General Group plc (ADR)	1,551	9,120
Man Group plc (ADR)	1,918	6,464
Marks & Spencer Group plc (ADR)	45,717	449,855
Old Mutual plc (ADR)	709	8,706
Pearson plc	455,949	5,968,977
Pearson plc (ADR)	22,918	301,372
Persimmon plc*	310,142	1,605,547
Prudential plc (ADR)	43,136	644,452
Reckitt Benckiser Group plc	82,117	3,799,976
Reckitt Benckiser Group plc (ADR)	15,337	142,327
Reed Elsevier plc (ADR)	9,441	276,621
Sage Group plc (ADR)	9,351	128,857
Scottish & Southern Energy plc (ADR)	2,580	42,622
Smith & Nephew plc	285,157	2,685,865
Smith & Nephew plc (ADR)	13,313	625,711
Standard Chartered plc	175,435	4,260,553
Tate & Lyle plc (ADR)	343	9,175
Tesco plc	694,278	3,910,683
Tesco plc (ADR)	28,121	476,089
Tomkins plc (ADR)	69,228	922,809
Unilever plc (ADR)	91,473	2,445,073
Vodafone Group plc (ADR)	35,764	739,242
Wolseley plc (ADR)*	38,151	72,487
		63,431,221

United States - 2.0%
Atmos Energy Corp.	6,395	172,921
Cimarex Energy Co.	9,806	701,913
Distributed Energy Systems Corp.*	308,138	616
Evergreen Solar, Inc.*	1,400	955
Portland General Electric Co.	20,868	382,510
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	385,655
Series B, Preferred (b)(i)*	20,000	203,548
Series C, Preferred (b)(i)*	239,764	824,788
Series D, Preferred (b)(i)*	45,928	157,993
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12) (b)(i)*	2,347	-
RF Technology, Inc. contingent deferred distribution (b)(i)*	365,374	3,654
SEACOR Holdings, Inc.*	19,170	1,354,552
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	318,794
Series 1-B, Convertible Preferred (b)(i)*	163,588	168,370
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	12,149
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15) (b)(i)*	32,726	-
Tidewater, Inc.	40,410	1,564,675
Tutor Perini Corp.*	10,216	168,360
		6,421,453

Total Equity Securities (Cost $343,706,249)		309,700,166

LIMITED PARTNERSHIP INTEREST - 0.9%	ADJUSTED BASIS
Balkan Financial Sector Equity Fund CV (b)(i)*	$498,412	362,382
China Environment Fund 2004 (b)(i)*	-	196,255
Emerald Cleantech Fund I (b)(i)*	944,691	412,746
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	393,418
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	340,987	525,751
SEAF India International Growth Fund (b)(i)*	481,432	388,137
ShoreCap International LLC (b)(i)*	224,109	716,786
Terra Capital (b)(i)*	469,590	1

Total Limited Partnership Interest (Cost $3,359,221)		2,995,476

CERTIFICATES OF DEPOSIT - 0.1%	PRINCIPAL AMOUNT
Self Help Credit Union, 1.80%, 2/23/11 (b)(k)	$250,000	249,625

Total Certificates of Deposit (Cost $250,000)		249,625

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
Access Bank plc, 8.477%, 8/29/12 (b)(i)	500,000	524,344
Mayer Laboratories, Inc., 6.00%, 12/31/01 (b)(i)(w)	51,351	12,838

Total Venture Capital Debt Obligations (Cost $551,351)		537,182

HIGH SOCIAL IMPACT INVESTMENTS - 1.4%
Calvert Social Investment Foundation Notes, 1.76%, 7/1/11 (b)(i)(r)	4,431,583	4,419,130

Total High Social Impact Investments (Cost $4,431,583)		4,419,130

TIME DEPOSIT - 1.8%
State Street Corp. Time Deposit, 0.01%, 7/1/10	5,846,651	5,846,651

Total Time Deposit (Cost $5,846,651)		5,846,651

TOTAL INVESTMENTS (Cost $358,145,055) - 100.5%		323,748,230
Other assets and liabilities, net - (0.5%)		(1,604,181)
NET ASSETS - 100%		$322,144,049
		=========

(a) Affiliated company.
(b) This security was valued by the Board of Directors. See Note A.
(i) Restricted securities represent 3.1% of net assets of the Fund.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 45,000 shares of Sanofi-Aventis SA have been soft segregated in order to cover outstanding commitments to certain limited partnership investments with the Fund. There are no restrictions on the trading of this security.

(w) Mayer Laboratories, Inc. is in default for principal and interest. Past due accrued interest as of June 30, 2010 totaled $2,412.

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipt CVA: Certificaten Van Aandelen FDR: Fiduciary Depositary Receipts LLC: Limited Liability Corporation LP: Limited Partnership

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$500,000
Balkan Financial Sector Equity Fund CV LP	1/12/06 - 2/3/2010	498,412
Calvert Social Investment Foundation Notes, 1.76%, 7/1/11	7/1/08	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
Emerald Cleantech Fund I LP	7/19/01 - 7/16/09	944,691
GNet Defta Development Holdings LLC, LP	8/30/05	400,000
Mayer Laboratories, Inc., 6.00%, 12/31/01	12/22/96	51,351
Powerspan Corp.:
Series A, Preferred	8/20/97	250,000
Series B, Preferred	10/5/99	200,000
Series C, Preferred	12/21/04 - 6/12/08	273,331
Series D, Preferred	6/20/08	157,996
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12)	12/5/07 - 6/20/08	-
RF Technology, Inc. Contingent Deferred Distribution	7/17/06	104,368
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 4/22/10	340,987
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	481,432
ShoreCap International LLC, LP	8/12/04 - 12/15/08	224,109
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred	4/22/03 - 5/27/05	159,398
Series 1-B, Convertible Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	-
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15)	9/19/00	-
Terra Capital LP	11/23/98 - 3/14/06	469,590

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 96.5%	SHARES	VALUE
Australia - 7.5%
AMP Ltd.	70,946	$310,759
Arrow Energy NL*	64,214	263,150
BlueScope Steel Ltd.*	217,229	381,208
QBE Insurance Group Ltd.	35,706	547,387
Ramsay Health Care Ltd.	28,638	339,190
Sims Metal Management Ltd.	27,843	399,346
		2,241,040

Brazil - 4.9%
Anhanguera Educacional Participacoes SA	25,300	384,763
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	6,300	260,442
Diagnosticos da America SA	43,100	408,074
Itau Unibanco Banco Multiplo SA (ADR)	11,811	212,716
Tractebel Energia SA	17,300	204,289
		1,470,284

Canada - 1.3%
Shoppers Drug Mart Corp.	12,188	378,322

Finland - 1.0%
Lassila & Tikanoja Oyj	19,430	314,892

France - 11.4%
Cap Gemini SA	13,485	592,149
Cie Generale d'Optique Essilor International SA	4,018	240,446
Nexans SA	7,845	455,885
PPR SA	5,352	663,806
Publicis Groupe	16,500	659,226
Vallourec SA	4,709	808,097
		3,419,609

Germany - 4.2%
Adidas AG	15,098	732,444
Rhoen Klinikum AG	12,898	287,933
SMA Solar Technology AG	2,169	222,950
		1,243,327

Japan - 23.0%
Asahi Glass Co. Ltd.	40,000	372,837
Benesse Corp.	15,100	686,987
Daiwa House Industry Co. Ltd.	20,000	179,989
FamilyMart Co. Ltd.	16,400	539,958
Kubota Corp.	63,000	480,604
Kurita Water Industries Ltd.	11,800	321,977
Nikon Corp.	32,900	566,512
Ricoh Co. Ltd.	54,000	685,606
Sharp Corp.	25,000	262,930
Shimano, Inc.	15,500	663,285
Shiseido Co. Ltd.	35,000	769,071
Sumitomo Chemical Co. Ltd.	89,000	343,276
USS Co. Ltd.	7,540	537,647
Yamada Denki Co. Ltd.	6,960	453,890
		6,864,569

Luxembourg - 1.9%
Oriflame Cosmetics SA (SDR)	11,000	574,320

Mexico - 3.3%
Banco Compartamos SA de CV	127,988	670,583
Urbi Desarrollos Urbanos SA de CV*	176,647	330,448
		1,001,031

Netherlands - 2.5%
QIAGEN NV*	6,813	132,647
TNT NV	24,489	620,356
		753,003

New Zealand - 0.4%
Contact Energy Ltd.*	27,622	108,176

Norway - 2.7%
ProSafe SE	59,880	239,240
Tomra Systems ASA	137,000	573,758
		812,998

Philippines - 0.7%
Manila Water Co., Inc.	587,000	205,376

Singapore - 4.0%
ComfortDelgro Corp. Ltd.	415,000	430,752
Hyflux Ltd.	326,000	754,280
		1,185,032

Spain - 1.4%
Ebro Puleva SA	23,909	405,233

Sweden - 1.7%
Svenska Cellulosa AB, Series B	42,478	502,504

Switzerland - 0.4%
Adecco SA	2,843	134,178

United Kingdom - 15.0%
Associated British Foods plc	45,616	655,915
eaga plc	230,519	392,080
FirstGroup plc	143,959	779,173
Informa plc	156,908	826,112
Legal & General Group plc	293,261	341,351
Marks & Spencer Group plc	117,249	578,097
Severn Trent plc	27,486	501,700
Wolseley plc*	20,664	404,154
		4,478,582

United States - 9.2%
AGCO Corp.*	10,008	269,916
Calgon Carbon Corp.*	22,784	301,660
DaVita, Inc.*	8,981	560,774
FTI Consulting, Inc.*	5,169	225,317
Informatica Corp.*	23,754	567,246
Moody's Corp.	11,204	223,184
Ormat Technologies, Inc.	6,341	179,387
STR Holdings, Inc.*	8,737	164,256
Towers Watson & Co.	6,399	248,601
		2,740,341

Total Equity Securities (Cost $29,065,348)		28,832,817

TIME DEPOSIT - 0.9%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/10	$272,196	272,196

Total Time Deposit (Cost $272,196)		272,196

TOTAL INVESTMENTS (Cost $29,337,544) - 97.4%		29,105,013
Other assets and liabilities, net - 2.6%		770,132
NET ASSETS - 100%		$29,875,145
		=========

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipts SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert World Values Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation is registered as a non-diversified portfolio. The operation of each series is accounted for separately. International Opportunities began operations on May 31, 2007. International Equity offers Class A, Class B, Class C, Class I and Class Y (effective October 31, 2008) shares. Capital Accumulation offers Class A, Class B, Class C, and Class I shares. International Opportunities offers Class A, Class C, Class I and Class Y (effective October 31, 2008) shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Calvert World Values International Equity Fund and Calvert International Opportunities Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters. On June 30, 2010, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of June 30, 2010:

	Total Investments	% of Net Assets
Capital Accumulation	$1,415,499	1.5%
International Equity	10,276,364	3.2%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:
International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$116,580,519	$191,044,696**	$2,074,951	$309,700,166
Limited partnership interest	-	-	2,995,476	2,995,476
Other debt obligations	-	$5,846,651	5,205,937	11,052,588
TOTAL	$116,580,519	$196,891,347	$10,276,364	$323,748,230
	===========	==============	===========	===========

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
International Equity	Equity Securities	Limited Partnership Interest	Other Debt Obligations	Total
Balance as of 9/30/09	$1,969,569	$3,060,814	$4,905,901	$9,936,284
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	(466,141)	341	-	(465,800)
Change in unrealized appreciation (depreciation)	767,145	(14,787)	156,744	909,102
Net purchases (sales)	(195,622)	(50,892)	143,292	(103,222)
Transfers in and/ or out of Level 3	-	-	-	-
Balance as of 6/30/10	$2,074,951	$2,995,476	$5,205,937	$10,276,364
	============	==========	==========	===========

For the period ended June 30, 2010, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $909,102 for the International Equity Portfolio.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$93,833,779	-	-	$93,833,779
Other debt obligations	-	$2,148,695	$1,415,499	3,564,194
TOTAL	$98,833,779	$2,148,695	$1,415,499**	$97,397,973
	============	===========	=============	============

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 1.5% of net assets.
International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$5,589,976	$23,242,841**	-	$28,832,817
Other debt obligations	-	272,196	-	272,196
TOTAL	$5,589,976	23,515,037	-	$29,105,013
	============	============	==========	===========

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2010, and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:
	International Equity	Capital Accumulation	International Opportunities
Federal income tax cost of investments	$358,719,153	$92,196,623	$29,637,565
Unrealized appreciation	9,167,237	11,238,332	1,985,698
Unrealized depreciation	(44,138,160)	(6,036,982)	(2,518,250)
Net unrealized appreciation/ (depreciation)	($34,970,923)	$5,201,350	($532,552)

Capital Loss Carryforwards

Expiration Date	International Equity	Capital Accumulation	International Opportunities
30-Sep-16	$-	$372,018	$-
30-Sep-17	90,728,857	6,150,178	1,330,630
	$90,728,857	$6,522,196	$1,330,630
	==============	==============	===========

Capital losses may be utilized to offset current and future capital gains until expiration.

NOTE C -- AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund are as follows:
AFFILIATES	COST	VALUE
GNet Defta Development Holdings LLC	$400,000	$393,418
SEAF Central & Eastern European Growth Fund LLC	340,987	525,751
TOTALS	$740,987	$919,169

NOTE D - OTHER

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund's investment in these securities. The aggregate amount of the future capital commitments totals $465,254 at June 30, 2010.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:  August 27, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  August 27, 2010